Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheets [Abstract]
Common stock, subject to possible redemption	14,040,234	14,221,734	14,544,181
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	17,142,857	17,142,857	17,464,286
Common stock, shares outstanding	17,142,857	17,142,857	17,464,286